EIF-Q1

Quarterly Report
November 30, 2025
MFS®  Value Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 8.3%
Boeing Co. (a)	6,506,025	$1,229,638,725
General Dynamics Corp.	3,594,312	1,227,924,809
Northrop Grumman Corp.	1,249,521	715,038,392
RTX Corp.	8,341,118	1,458,944,949
		$4,631,546,875
Alcoholic Beverages – 0.3%
Diageo PLC	7,126,039	$163,804,078
Brokerage & Asset Managers – 7.8%
Ares Management Co.	1,336,766	$209,671,747
Blackrock, Inc.	806,874	845,039,140
Citigroup, Inc.	9,646,131	999,339,172
KKR & Co., Inc.	7,495,605	916,787,447
LPL Financial Holdings, Inc.	977,974	348,197,863
NASDAQ, Inc.	11,334,155	1,030,501,373
		$4,349,536,742
Business Services – 2.8%
Accenture PLC, “A”	3,767,688	$941,922,000
Equifax, Inc.	2,833,939	601,843,625
		$1,543,765,625
Conglomerates – 1.2%
Honeywell International, Inc.	3,401,071	$653,651,836
Construction – 1.6%
CRH PLC	3,973,447	$476,654,702
Otis Worldwide Corp.	1,748,261	155,332,990
Sherwin-Williams Co.	680,389	233,842,895
		$865,830,587
Consumer Products – 1.8%
Kenvue, Inc.	18,938,493	$328,582,853
Kimberly-Clark Corp.	2,766,972	301,931,985
Reckitt Benckiser Group PLC	4,946,349	383,390,168
		$1,013,905,006
Electrical Equipment – 1.4%
Eaton Corp. PLC	1,515,790	$524,296,603
W.W. Grainger, Inc.	287,544	272,772,865
		$797,069,468
Electronics – 6.1%
Analog Devices, Inc.	4,477,034	$1,187,936,202
KLA Corp.	775,699	911,810,903
NXP Semiconductors N.V.	3,255,260	634,580,384
Texas Instruments, Inc.	4,059,018	683,010,959
		$3,417,338,448
Energy - Independent – 2.4%
ConocoPhillips	10,808,374	$958,594,690
EOG Resources, Inc.	3,440,603	371,069,034
		$1,329,663,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 3.3%
Chevron Corp.	4,758,643	$719,173,717
Exxon Mobil Corp.	9,461,271	1,096,750,534
		$1,815,924,251
Food & Beverages – 3.1%
Coca-Cola Europacific Partners PLC	2,809,397	$257,593,611
Mondelez International, Inc.	8,675,612	499,454,983
Nestle S.A.	3,622,577	360,002,891
PepsiCo, Inc.	4,217,018	627,239,257
		$1,744,290,742
Gaming & Lodging – 1.6%
Marriott International, Inc., “A”	2,898,264	$883,361,885
Health Maintenance Organizations – 4.6%
Cigna Group	5,957,566	$1,651,913,900
Elevance Health, Inc.	1,609,685	544,492,048
Humana, Inc.	1,508,431	370,727,087
		$2,567,133,035
Insurance – 10.8%
Aon PLC	2,786,616	$986,239,135
Chubb Ltd.	3,220,913	953,970,012
Marsh & McLennan Cos., Inc.	5,646,823	1,035,909,680
Progressive Corp.	8,400,348	1,921,915,619
Travelers Cos., Inc.	3,698,927	1,083,267,761
		$5,981,302,207
Machinery & Tools – 3.2%
Caterpillar, Inc.	639,035	$367,930,792
Illinois Tool Works, Inc.	2,321,398	578,678,093
PACCAR, Inc.	6,262,474	660,190,009
Trane Technologies PLC	394,872	166,430,651
		$1,773,229,545
Major Banks – 10.2%
JPMorgan Chase & Co.	8,431,928	$2,639,868,018
Morgan Stanley	7,597,977	1,289,072,778
PNC Financial Services Group, Inc.	4,875,780	929,908,761
Wells Fargo & Co.	9,698,575	832,622,664
		$5,691,472,221
Medical & Health Technology & Services – 3.3%
McKesson Corp.	2,070,333	$1,824,211,813
Medical Equipment – 1.5%
Abbott Laboratories	6,496,056	$837,341,618
Other Banks & Diversified Financials – 2.4%
American Express Co.	3,577,413	$1,306,721,647
Pharmaceuticals – 5.8%
AbbVie, Inc.	3,782,416	$861,256,123
Johnson & Johnson	7,200,234	1,489,872,420
Merck & Co., Inc.	4,259,888	446,564,059
Pfizer, Inc.	17,336,676	446,246,040
		$3,243,938,642

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 2.1%
Canadian National Railway Co.	2,236,127	$214,422,218
Union Pacific Corp.	4,078,076	945,420,359
		$1,159,842,577
Real Estate - Storage – 2.2%
Prologis, Inc., REIT	8,122,499	$1,043,984,796
Public Storage, Inc., REIT	577,996	158,683,022
		$1,202,667,818
Specialty Stores – 1.9%
Lowe's Cos., Inc.	4,355,664	$1,056,161,407
Tobacco – 0.2%
Philip Morris International, Inc.	868,869	$136,829,490
Utilities - Electric Power – 9.6%
American Electric Power Co., Inc.	2,325,109	$287,778,741
Dominion Energy, Inc.	16,696,948	1,048,067,426
Duke Energy Corp.	9,235,053	1,144,592,469
Exelon Corp.	9,248,336	435,781,592
PG&E Corp.	40,725,279	656,491,498
Southern Co.	10,332,561	941,502,958
Xcel Energy, Inc.	9,930,299	815,376,851
		$5,329,591,535
Total Common Stocks		$55,320,132,822
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.01% (v)	191,490,602	$191,528,900

Other Assets, Less Liabilities – 0.2%		97,582,819
Net Assets – 100.0%		$55,609,244,541

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $191,528,900 and
$55,320,132,822, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$55,320,132,822	$—	$—	$55,320,132,822
Investment Companies	191,528,900	—	—	191,528,900
Total	$55,511,661,722	$—	$—	$55,511,661,722
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$410,427,525	$1,656,119,959	$1,875,077,686	$54,309	$4,793	$191,528,900

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,586,348	$—